PRIVATE PLACEMENT OF CONVERTIBLE NOTES - 10% Senior Secured Convertible Promissory Notes dated November 19, 2010 (Detail Textuals 2) (USD $)	0 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended
	Jan. 07, 2011	Sep. 30, 2012	Sep. 30, 2011	Nov. 30, 2011 Secured Convertible Notes Payable dated November 19, 2010	Nov. 30, 2011 Secured Convertible Notes Payable dated November 19, 2010	Nov. 19, 2010 Secured Convertible Notes Payable dated November 19, 2010	Sep. 30, 2013 Secured Convertible Notes Payable dated November 19, 2010	Sep. 30, 2012 Secured Convertible Notes Payable dated November 19, 2010	Sep. 30, 2011 Secured Convertible Notes Payable dated November 19, 2010
Debt Instrument [Line Items]
Convertible promissory note issued to related party						$ 350,000
Interest rate on promissory note						10.00%
Price at maturity for conversion into common stock						$ 1.97
Percentage of price paid by investor used for determination of conversion price in lieu of fixed conversion price after closing of subsequent financing rate						80.00%
Intrinsic value of the embedded beneficial conversion feature						76,494
Intrinsic value of the embedded beneficial conversion feature amortized to interest expense						(76,494)	(76,494)
Amortization of debt discount attributable to convertible debentures	$ 331,332	$ 541,120	$ 2,096,427					$ 10,479	$ 66,015
Common stock issued in settlement of convertible debentures and interest (in shares)		22,924,513		194,885	194,885
Percentage of average price of common stock for specified number of trading days prior to issue date						20.00%